Accounts Payable, Accrued Expenses and Other Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Intangible liabilities, net	$ 1,459	$ 1,605
Accrued interest expense	344	73
Real estate taxes payable	335	0
Tenant security deposits	264	130
Accounts payable and accrued expenses	221	36
Prepaid rental income	219	0
Total	$ 2,842	$ 1,844